CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	COMMON STOCK [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	SHARES TO BE ret/issued [Member]	DEFICIT [Member]	NCI [Member]	Total
Beginning Balance at Aug. 31, 2014	$ 37,674	$ 10,030,013	$ (35,200)	$ (8,315,389)		$ 1,717,098
Beginning Balance (Shares) at Aug. 31, 2014	37,674,659
Shares Cancelled	$ (671)	(79,529)	$ 35,200			(45,000)
Shares Cancelled (Shares)	(671,000)
Shares issued for services	$ 999	155,033				156,032
Shares issued for services (Shares)	998,903
Non-controlling Interest					$ (115,812)	(115,812)
Stock based compensation		197,000				197,000
Private placement of shares, net of issuance cost	$ 5,836	507,044				512,880
Private placement of shares, net of issuance cost (Shares)	5,835,720
Return of commission from previous private placement		4,899				4,899
Warrants to be issued for services						0
Net loss and comprehensive loss				(1,770,500)		(1,770,500)
Ending Balance at Aug. 31, 2015	$ 43,838	10,814,460		(10,085,889)	(115,812)	656,597
Ending Balance (Shares) at Aug. 31, 2015	43,838,286
Shares issued for services	$ 625	78,875				79,500
Shares issued for services (Shares)	625,000
Non-controlling Interest					(62,476)	(62,476)
Stock based compensation		83,865				83,865
Private placement of shares, net of issuance cost	$ 5,267	414,025				419,292
Private placement of shares, net of issuance cost (Shares)	5,266,858
Private placement subscription receivable	$ 1,558	91,942				93,500
Private placement subscription receivable (Shares)	1,558,333
Warrants to be issued for services		32,252				32,252
Net loss and comprehensive loss				(1,214,773)		(1,214,773)
Ending Balance at Aug. 31, 2016	$ 51,288	11,515,419		(11,300,662)	(178,288)	87,757
Ending Balance (Shares) at Aug. 31, 2016	51,288,477
Shares issued for services	$ 938	223,722				224,660
Shares issued for services (Shares)	939,354
Non-controlling Interest					(60,188)	(60,188)
Stock based compensation		93,968				93,968
Private placement of shares, net of issuance cost	$ 4,105	1,537,637				1,541,742
Private placement of shares, net of issuance cost (Shares)	4,104,280
Warrants to be issued for services						292,750
Warrants issued for services		292,750				292,750
Exercise of stock options	$ 1,015	176,247				$ 177,262
Exercise of stock options (Shares)	1,014,125					1,014,125
Exercise of warrants	$ 10,322	2,222,710				$ 2,233,032
Exercise of warrants (Shares)	10,322,025
Conversion of debt	$ 308	45,817				46,125
Conversion of debt (Shares)	307,500
Net loss and comprehensive loss				(1,869,277)		(1,869,277)
Ending Balance at Aug. 31, 2017	$ 67,976	16,108,270		(13,169,939)	(238,476)	2,767,831
Ending Balance (Shares) at Aug. 31, 2017	67,975,761
Non-controlling Interest		(308,476)			$ 238,476	(70,000)
Warrants to be issued for services						0
Exercise of stock options	$ 55	12,446				$ 12,501
Exercise of stock options (Shares)	55,000					55,000
Exercise of warrants	$ 1,404	268,497				$ 269,901
Exercise of warrants (Shares)	1,404,437
Net loss and comprehensive loss				(578,713)		(578,713)
Ending Balance at Nov. 30, 2017	$ 69,435	$ 16,080,737		$ (13,748,652)		$ 2,401,520
Ending Balance (Shares) at Nov. 30, 2017	69,435,198